Shareholder Report, Line Graph (Details) - USD ($)				4 Months Ended	6 Months Ended	12 Months Ended			16 Months Ended	18 Months Ended	24 Months Ended		28 Months Ended	30 Months Ended	36 Months Ended		40 Months Ended	42 Months Ended	48 Months Ended		52 Months Ended	54 Months Ended	60 Months Ended		64 Months Ended	66 Months Ended	72 Months Ended		76 Months Ended	78 Months Ended	84 Months Ended		88 Months Ended	90 Months Ended	96 Months Ended		100 Months Ended	102 Months Ended	108 Months Ended		120 Months Ended
	Apr. 07, 2017	Jan. 27, 2017	Jul. 31, 2015	Jul. 31, 2017	Jul. 31, 2017	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2016	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2017	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2025
Limited Term Tax-Exempt Bond Fund of America® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name						Limited Term Tax-Exempt Bond Fund of America — Class A (with sales charge)
Accumulated Value			$ 9,749					$ 10,038				$ 10,072			$ 10,112					$ 10,588				$ 10,999				$ 11,163				$ 10,665				$ 10,699			$ 11,105			$ 11,463
Limited Term Tax-Exempt Bond Fund of America® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name						Limited Term Tax-Exempt Bond Fund of America — Class C (with sales charge)
Accumulated Value			10,000				$ 10,220				$ 10,179					$ 10,145			$ 10,544				$ 10,877				$ 10,963				$ 10,401				$ 10,360					$ 10,754	$ 11,100
Limited Term Tax-Exempt Bond Fund of America® - Class T
Account Value [Line Items]
Line Graph and Table Measure Name						Limited Term Tax-Exempt Bond Fund of America — Class T (with sales charge)
Accumulated Value	$ 9,751			$ 9,879					$ 9,946				$ 10,442				$ 10,879				$ 11,075				$ 10,612				$ 10,681				$ 11,121				$ 11,514
Limited Term Tax-Exempt Bond Fund of America® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name						Limited Term Tax-Exempt Bond Fund of America — Class F-1
Accumulated Value			10,000					10,289				10,315			10,349					10,828				11,245				11,409				10,896				10,927			11,338			11,699
Limited Term Tax-Exempt Bond Fund of America® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name						Limited Term Tax-Exempt Bond Fund of America — Class F-2
Accumulated Value			10,000					10,315				10,368			10,429					10,941				11,393				11,590				11,099				11,160			11,611			12,013
Limited Term Tax-Exempt Bond Fund of America® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name						Limited Term Tax-Exempt Bond Fund of America — Class F-3
Accumulated Value		$ 10,000			$ 10,237					$ 10,308				$ 10,825				$ 11,283				$ 11,490				$ 11,014				$ 11,086				$ 11,547				$ 11,960
Limited Term Tax-Exempt Bond Fund of America® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name						Limited Term Tax-Exempt Bond Fund of America — Class R-6
Accumulated Value			10,000					10,326				10,391			10,464					10,989				11,454				11,664				11,181				11,254			11,722			12,141
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,000	10,000	10,234	10,391			10,694	10,336	10,494		10,722	11,091	11,261	10,828		11,685	11,865		11,619	12,070	12,255		12,242	11,234	11,406		12,645	11,338	11,512		11,769	11,762	11,943		11,878	11,762	11,942	12,323			12,322
Bloomberg Municipal Short-Intermediate 1-10 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Short-Intermediate 1-10 Years Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,160	$ 10,277			$ 10,398	$ 10,182	$ 10,299		$ 10,466	$ 10,742	$ 10,865	$ 10,489		$ 11,174	$ 11,303		$ 11,066	$ 11,362	$ 11,492		$ 11,511	$ 10,928	$ 11,053		$ 11,704	$ 10,974	$ 11,100		$ 11,257	$ 11,295	$ 11,425		$ 11,305	$ 11,690	$ 11,824	$ 11,635			$ 12,042